UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 71.6%

		Principal
Security		Amount	Value

Albania — 0.5%

Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,342,915

Total Albania			$4,342,915

Bermuda — 0.1%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$993,014

Total Bermuda			$993,014

Brazil — 5.5%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	478,943	$287,345
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	2,968,818
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	13,491,812
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,775,245
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,633,442
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	403,559
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,835,251

Total Brazil			$44,395,472

Chile — 1.3%

Government of Chile, 2.10%, 9/1/15(2)	CLP	88,415,920	$178,932
Government of Chile, 3.00%, 1/1/15(2)	CLP	773,639,300	1,598,518
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	147,588
Government of Chile, 6.00%, 1/1/18	CLP	1,020,000,000	2,161,205
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	4,979,247
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	999,634

Total Chile			$10,065,124

Colombia — 3.6%

Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$5,900,649
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,142,309
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,442,583
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,594,134

Total Colombia			$29,079,675

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29	USD	2,333,200	$1,609,908

Total Congo			$1,609,908

Costa Rica — 0.0%(3)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	53,862,810	$84,570
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,051,162	11,133

Total Costa Rica			$95,703

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$996,491
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	107,000,000	2,748,922
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	82,000,000	2,151,628
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,761,638

Total Dominican Republic			$7,658,679

Egypt — 0.0%(3)

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$270,151

Total Egypt			$270,151

Greece — 0.0%(3)

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$127,708

Total Greece			$127,708

Hungary — 5.5%

Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,327,686
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,510,700,000	6,407,476
Hungary Government Bond, 6.00%, 10/24/12	HUF	190,970,000	862,789
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	759,975
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,461,436
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,558,241
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,844,627
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,939,398
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,862,301
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,650,672
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,014,190
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	278,099

Total Hungary			$43,966,890

Indonesia — 9.7%

Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,329,918
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	610,274

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Indonesia (continued)

Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	$1,814,696
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,181,485
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,593,759
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,282,040
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,883,803
Indonesia Government, 9.50%, 7/15/31	IDR	110,105,000,000	15,480,827
Indonesia Government, 9.50%, 5/15/41	IDR	11,043,000,000	1,563,983
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	4,094,870
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,388,084
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,184,664
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,240,124
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,292,290
Indonesia Government, 10.50%, 8/15/30	IDR	45,960,000,000	6,976,852
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,672,093
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,171,934
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,553,837
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,161,176
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,795,295
Indonesia Government, 12.50%, 3/15/13	IDR	23,815,000,000	2,959,608

Total Indonesia			$78,231,612

Israel — 0.1%

Israel Government Bond, 3.00%, 10/31/19(2)	ILS	577,332	$173,053
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,464,893	458,624

Total Israel			$631,677

Malaysia — 4.7%

Malaysia Government, 3.21%, 5/31/13	MYR	5,925,000	$1,939,485
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	1,266,352
Malaysia Government, 3.70%, 5/15/13	MYR	6,355,000	2,095,495
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	7,973,864
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,324,498
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,610,779
Malaysia Government, 4.16%, 7/15/21	MYR	19,738,000	6,654,331
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,344,625
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,283,914
Malaysia Government, 4.392%, 4/15/26	MYR	4,047,000	1,379,515
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,204,587
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,531,890

Total Malaysia			$37,609,335

Mexico — 4.8%

Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,714,456
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,437,007
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	803,861
Government of Mexico, 8.00%, 12/19/13	MXN	61,900,000	4,971,596
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,794,304
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	598,301
Government of Mexico, 8.50%, 5/31/29	MXN	39,000,000	3,350,699
Government of Mexico, 8.50%, 11/18/38	MXN	36,100,000	3,034,020
Government of Mexico, 9.00%, 6/20/13	MXN	73,000,000	5,862,776
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	1,967,533
Government of Mexico, 10.00%, 12/5/24	MXN	63,550,000	6,265,481
Government of Mexico, 10.00%, 11/20/36	MXN	56,570,000	5,454,015

Total Mexico			$38,254,049

Peru — 2.0%

Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$929,118
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,059,831
Republic of Peru, 6.90%, 8/12/37(5)	PEN	4,730,000	1,856,666
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	790,158
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	479,503
Republic of Peru, 7.84%, 8/12/20(5)	PEN	11,470,000	4,867,165
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,570,886
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,328,924
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	766,668

Total Peru			$15,648,919

Philippines — 0.8%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,145,964
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,429,422

Total Philippines			$6,575,386

Poland — 0.6%

Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,856,857	$588,906
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	632,053
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,125,504
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,711,530
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	956,225

Total Poland			$5,014,218

Russia — 6.8%

Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	600,000,000	$20,433,893
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	250,000,000	8,514,122
Russia Government Bond, 7.00%, 6/3/15	RUB	104,418,000	3,388,329
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,786,100

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Russia (continued)

Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	$2,216,580
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,357,965
Russia Government Bond, 7.60%, 4/14/21	RUB	70,000,000	2,162,988

Total Russia			$54,859,977

Serbia — 2.4%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,889,890
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,995,748
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,845,641
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	6,177,321

Total Serbia			$18,908,600

South Africa — 6.5%

Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	33,746,594	$4,381,465
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	6,078,247
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,362,227
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,065,095
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	3,913,486
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,475,605
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,558,465
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,053,969
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,558,660
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	12,595,050
South African Government Bond – CPI Linked, 2.50%, 1/31/17(2)	ZAR	6,308,296	852,035
South African Government Bond – CPI Linked, 2.60%, 3/31/28(2)	ZAR	6,426,112	808,983
South African Government Bond – CPI Linked, 5.50%, 12/7/23(2)	ZAR	3,054,678	497,379

Total South Africa			$52,200,666

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$971,375

Total Sri Lanka			$971,375

Taiwan — 0.3%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	$2,484,838

Total Taiwan			$2,484,838

Thailand — 4.3%

Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,891,120
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,471,046
Kingdom of Thailand, 3.85%, 12/12/25	THB	141,323,000	4,697,167
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,517,211
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,552,913
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,176,992
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,090,998
Kingdom of Thailand, 5.125%, 3/13/18	THB	9,053,000	326,111
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,384,327
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,723,671

Total Thailand			$34,831,556

Turkey — 10.1%

Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,496,467
Turkey Government Bond, 0.00%, 11/7/12	TRY	30,808,000	15,800,215
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	9,961,017	6,041,162
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,649,000
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,846,471
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,320,159
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,517,528
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	4,498,982
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,623,620
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,506,562
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,050,679
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	733,604
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	837,831

Total Turkey			$80,922,280

Uruguay — 0.1%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	$256,493
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	15,121,070	845,126

Total Uruguay			$1,101,619

Venezuela — 0.6%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	6,137,000	$3,544,117
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	916,627

Total Venezuela			$4,460,744

Total Foreign Government Bonds
(identified cost $590,057,062)			$575,312,090

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 1.6%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$2,895,160	$3,406,666
7.50%, with maturity at 2034	660,875	801,799

		$4,208,465

Federal National Mortgage Association:
2.60%, with maturity at 2035(6)	$1,555,662	$1,625,148
4.299%, with maturity at 2035(6)	1,254,746	1,368,653
6.50%, with various maturities to 2033	2,684,103	3,048,819
7.00%, with maturity at 2033	1,200,708	1,424,253
8.50%, with maturity at 2032	1,039,861	1,269,242

		$8,736,115

Total Mortgage Pass-Throughs
(identified cost $12,323,692)		$12,944,580

U.S. Government Agency Obligations — 1.0%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,642,992
5.25%, 12/9/22	2,700,000	3,294,162

Total U.S. Government Agency Obligations
(identified cost $7,753,107)		$7,937,154

Precious Metals — 1.5%

Description	Troy Ounces	Value

Gold(7)	2,421	$4,162,192
Platinum(7)	4,784	7,657,205

Total Precious Metals
(identified cost $11,651,853)		$11,819,397

Currency Options Purchased — 0.0%(3)

	Principal Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	$65,496

Total Currency Options Purchased
(identified cost $300,008)						$65,496

Put Options Purchased — 0.0%(3)

	Number of		Strike		Expiration
Description	Contracts		Price		Date	Value

KOSPI 200 Index	28,650,000	KRW	200	10/11/12	$215,529
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	1,680

Total Put Options Purchased
(identified cost $371,701)					$217,209

Short-Term Investments — 22.8%

Foreign Government Securities — 9.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.0%(3)

Banco Central de Chile, 0.00%, 1/18/12	CLP	70,000	$141,602

Total Chile			$141,602

Colombia — 0.1%

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$616,839

Total Colombia			$616,839

Georgia — 0.2%

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,508,404

Total Georgia			$1,508,404

Ghana — 0.3%

Ghana Government Bond, 14.47%, 12/15/11	GHS	3,062	$1,925,522

Total Ghana			$1,925,522

Hong Kong — 1.7%

Hong Kong Treasury Bill, 0.00%, 11/9/11	HKD	68,000	$8,753,537
Hong Kong Treasury Bill, 0.00%, 12/7/11	HKD	3,500	450,271
Hong Kong Treasury Bill, 0.00%, 1/18/12	HKD	9,500	1,222,975
Hong Kong Treasury Bill, 0.00%, 1/26/12	HKD	22,500	2,894,563

Total Hong Kong			$13,321,346

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 4/16/12	ISK	23,000	$168,110

Total Iceland			$168,110

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Indonesia — 0.1%

Indonesia Treasury Bill, 0.00%, 1/19/12	IDR	1,280,000	$143,032
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	2,142,000	238,936

Total Indonesia			$381,968

Israel — 0.2%

Israel Treasury Bill, 0.00%, 2/29/12	ILS	5,553	$1,519,301

Total Israel			$1,519,301

Kazakhstan — 0.2%

Kazakhstan National Bank, 0.00%, 11/25/11	KZT	271,893	$1,836,808
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	29,528

Total Kazakhstan			$1,866,336

Lebanon — 0.0%

Lebanon Treasury Note, 9.06%, 11/10/11	LBP	179,220	$119,201

Total Lebanon			$119,201

Malaysia — 0.1%

Bank Negara Monetary Note, 0.00%, 11/1/11	MYR	244	$79,527
Bank Negara Monetary Note, 0.00%, 12/15/11	MYR	141	45,804
Bank Negara Monetary Note, 0.00%, 1/10/12	MYR	470	152,371
Bank Negara Monetary Note, 0.00%, 1/12/12	MYR	104	33,711

Total Malaysia			$311,413

Philippines — 0.7%

Philippine Treasury Bill, 0.00%, 12/7/11	PHP	81,310	$1,902,862
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	73,740	1,725,006
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	87,110	2,033,333

Total Philippines			$5,661,201

Romania — 1.4%

Romania Treasury Bill, 0.00%, 11/9/11	RON	7,160	$2,280,845
Romania Treasury Bill, 0.00%, 12/14/11	RON	2,200	696,915
Romania Treasury Bill, 0.00%, 3/21/12	RON	9,520	2,962,441
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,546,263
Romania Treasury Bill, 0.00%, 5/2/12	RON	8,480	2,621,458
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	722,992
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	665,191

Total Romania			$11,496,105

Serbia — 2.3%

Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$506,117
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	384,498
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	109,700	1,420,876
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	13,952,262
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,502,078

Total Serbia			$18,765,831

South Korea — 0.5%

Korea Monetary Stabilization Bond, 0.00%, 11/8/11	KRW	651,460	$587,439
Korea Monetary Stabilization Bond, 0.00%, 11/15/11	KRW	2,527,020	2,277,026
Korea Monetary Stabilization Bond, 0.00%, 11/22/11	KRW	243,800	219,552
Korea Monetary Stabilization Bond, 0.00%, 12/14/11	KRW	84,590	76,017
Korea Monetary Stabilization Bond, 0.00%, 1/3/12	KRW	221,440	198,630
Korea Monetary Stabilization Bond, 0.00%, 1/17/12	KRW	1,025,960	919,100

Total South Korea			$4,277,764

Sri Lanka — 0.3%

Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	$151,635
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	85,925
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	126,857
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,584,871
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	527,273
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	189,650

Total Sri Lanka			$2,666,211

Turkey — 0.3%

Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	$2,607,844

Total Turkey			$2,607,844

Uruguay — 0.9%

Monetary Regulation Bill, 0.00%, 11/22/11	UYU	13,225	$685,625
Monetary Regulation Bill, 0.00%, 11/25/11	UYU	9,770	506,173
Monetary Regulation Bill, 0.00%, 12/21/11	UYU	7,200	370,818
Monetary Regulation Bill, 0.00%, 12/22/11	UYU	5,400	278,048
Monetary Regulation Bill, 0.00%, 1/17/12	UYU	6,800	347,951
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	3,460	175,453
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	41,300	2,083,427

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Uruguay (continued)

Monetary Regulation Bill, 0.00%, 5/8/12	UYU	5,100	$253,394
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,365,005
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	352,860

Total Uruguay			$7,418,754

Zambia — 0.2%

Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,210,000	$243,910
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,295,000	261,044
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	2,960,000	596,671
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	105,897
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	630,795

Total Zambia			$1,838,317

Total Foreign Government Securities
(identified cost $79,521,857)			$76,612,069

U.S. Treasury Obligations — 3.1%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/10/11(8)		$12,066	$12,065,976
U.S. Treasury Bill, 0.00%, 11/17/11(8)		12,938	12,938,122

Total U.S. Treasury Obligations
(identified cost $25,004,160)			$25,004,098

Repurchase Agreements — 3.5%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 8/19/11 with a maturity date of 11/10/11, an interest rate of 0.84% and repurchase proceeds of EUR 3,124,950, collateralized by EUR 2,800,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $4,238,110.	EUR	3,119	$4,316,037
Dated 10/12/11 with a maturity date of 11/17/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $384,131, collateralized by $510,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $444,408.		$384	384,413
Dated 10/21/11 with a maturity date of 11/22/11, an interest rate of 0.72% and repurchase proceeds of EUR 6,190,008, collateralized by EUR 6,070,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $8,562,875.	EUR	6,187	8,560,321
Dated 10/31/11 with a maturity date of 12/5/11, an interest rate of 0.47% and repurchase proceeds of EUR 2,899,648, collateralized by EUR 2,650,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $4,011,069.	EUR	2,898	4,010,568
Barclays Bank PLC:
Dated 10/14/11 with a maturity date of 11/21/11, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of $3,034,948, collateralized by $4,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $3,485,556.		$3,037	3,036,972
Citibank:
Dated 10/19/11 with a maturity date of 11/25/11, an interest rate of 0.48% and repurchase proceeds of EUR 2,270,438, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,138,781.	EUR	2,270	3,140,307
Dated 10/25/11 with a maturity date of 11/28/11, an interest rate of 0.68% and repurchase proceeds of EUR 3,065,169, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,232,843.	EUR	3,063	4,238,792

Total Repurchase Agreements
(identified cost $27,897,944)			$27,687,410

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

Other Securities — 6.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)	$53,430	$53,430,441

Total Other Securities
(identified cost $53,430,441)		$53,430,441

Total Short-Term Investments
(identified cost $185,854,402)		$182,734,018

Total Investments — 98.5%
(identified cost $808,311,825)		$791,029,944

Other Assets, Less Liabilities — 1.5%		$12,356,470

Net Assets — 100.0%		$803,386,414

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EGP	- Egyptian Pound
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
RUB	- Russian Ruble
THB	- Thai Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $24,594,042 or 3.1% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2011.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

Securities Sold Short
Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belarus

Republic of Belarus, 8.75%, 8/3/15(5)	USD	(2,183)	$(1,855,550)

Total Belarus			$(1,855,550)

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,217,618)

Total Belgium			$(4,217,618)

France

Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,101,971)
Government of France, 4.00%, 10/25/38	EUR	(8,295)	(11,692,851)

Total France			$(19,794,822)

Total Foreign Government Bonds
(proceeds $26,485,185)			$(25,867,990)

Total Securities Sold Short
(proceeds $26,485,185)			$(25,867,990)

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $743,229,531)	$725,780,106
Affiliated investment, at value (identified cost, $53,430,441)	53,430,441
Precious metals, at value (identified cost, $11,651,853)	11,819,397

Total Investments, at value (identified cost, $808,311,825)	$791,029,944

Cash	$3,328,066
Foreign currency — Yuan Renminbi, at value (identified cost, $17,281,665)	17,452,418
Foreign currency — other, at value (identified cost, $2,044,816)	2,058,726
Interest receivable	10,632,780
Interest receivable from affiliated investment	3,026
Receivable for investments sold	4,092,662
Receivable for variation margin on open futures contracts	291,758
Receivable for open forward foreign currency exchange contracts	6,545,897
Receivable for closed forward foreign currency exchange contracts	2,080,946
Receivable for open swap contracts	7,778,810
Receivable for closed swap contracts	49,432
Receivable for closed options	79,270
Premium paid on open swap contracts	2,762,517

Total assets	$848,186,252

Liabilities

Payable for investments purchased	$8,486,574
Payable for securities sold short, at value (proceeds, $26,485,185)	25,867,990
Payable for variation margin on open futures contracts	84,989
Payable for open forward commodity contracts	705,490
Payable for open forward foreign currency exchange contracts	6,735,824
Payable for closed forward foreign currency exchange contracts	444,155
Payable for open swap contracts	1,421,531
Premium received on open swap contracts	91,251
Payable to affiliates:
Investment adviser fee	433,106
Trustees’ fees	2,015
Interest payable for securities sold short	221,423
Accrued expenses	305,490

Total liabilities	$44,799,838

Net Assets applicable to investors’ interest in Portfolio	$803,386,414

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$815,213,822
Net unrealized depreciation	(11,827,408)

Total	$803,386,414

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest (net of foreign taxes, $1,233,067)	$39,171,456
Interest allocated from affiliated investment	54,051
Expenses allocated from affiliated investment	(5,492)

Total investment income	$39,220,015

Expenses

Investment adviser fee	$4,375,021
Trustees’ fees and expenses	22,223
Custodian fee	1,059,748
Legal and accounting services	172,329
Interest expense on securities sold short	526,121
Miscellaneous	29,093

Total expenses	$6,184,535

Deduct —
Reduction of custodian fee	$409

Total expense reductions	$409

Net expenses	$6,184,126

Net investment income	$33,035,889

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$704,557
Investment transactions allocated from affiliated investment	1,870
Written options	98,189
Securities sold short	432,218
Futures contracts	(860,279)
Swap contracts	1,020,767
Forward commodity contracts	(1,081,966)
Foreign currency and forward foreign currency exchange contract transactions	(12,756,926)

Net realized loss	$(12,441,570)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $138,395 from precious metals)	$(35,373,873)
Securities sold short	617,195
Futures contracts	(220,904)
Swap contracts	5,695,885
Forward commodity contracts	(705,490)
Foreign currency and forward foreign currency exchange contracts	(116,856)

Net change in unrealized appreciation (depreciation)	$(30,104,043)

Net realized and unrealized loss	$(42,545,613)

Net decrease in net assets from operations	$(9,509,724)

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$33,035,889	$8,940,269
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(12,441,570)	6,405,538
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(30,104,043)	14,299,069

Net increase (decrease) in net assets from operations	$(9,509,724)	$29,644,876

Capital transactions —
Contributions	$495,269,928	$270,094,823
Withdrawals	(83,021,660)	(15,131,692)

Net increase in net assets from capital transactions	$412,248,268	$254,963,131

Net increase in net assets	$402,738,544	$284,608,007

Net Assets

At beginning of year	$400,647,870	$116,039,863

At end of year	$803,386,414	$400,647,870

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Consolidated Supplementary Data

	Year Ended October 31,
						Period Ended
Ratios/Supplemental Data	2011		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.92	%(3)	0.93%	0.91%	0.96%	1.13	%(4)
Net investment income	4.90%		5.30%	5.70%	5.51%	5.25	%(4)
Portfolio Turnover	16%		17%	26%	38%	2	%(5)

Total Return	0.13%		19.03%	30.48%	(13.13)%	10.48	%(5)

Net assets, end of year (000’s omitted)	$803,386		$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Includes interest expense on securities sold short of 0.08%.
(4)	Annualized.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 77.9%, 18.0%, 3.5% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2011 were $42,238,916 or 5.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures for forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of

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Notes to Consolidated Financial Statements — continued

cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion up to $2 billion, 0.600% from $2 billion up to $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee totaled $4,375,021 or 0.65% of the Portfolio’s consolidated average daily net assets.

During the year ended October 31, 2011, BMR reimbursed the Portfolio $1,789 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$429,779,914	$42,994,319
U.S. Government and Agency Securities	—	34,638,721

	$429,779,914	$77,633,040

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Notes to Consolidated Financial Statements — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$812,960,403

Gross unrealized appreciation	$18,333,392
Gross unrealized depreciation	(40,263,851)

Net unrealized depreciation	$(21,930,459)

The net unrealized appreciation on securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2011 on a federal income tax basis was $5,176,009.

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net
				Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

4/26/12	Gold 2,480 Troy Ounces	United States Dollar 3,559,658	Citigroup Global Markets	$(705,490)

				$(705,490)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	$(45,909)
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	(8,442)
11/3/11	Polish Zloty 63,603,354	United States Dollar 20,410,549	Citigroup Global Markets	413,582
11/7/11	Croatian Kuna 5,469,970	Euro 725,942	Barclays Bank PLC	(4,806)
11/7/11	Croatian Kuna 6,744,800	Polish Zloty 3,943,405	Deutsche Bank	(5,197)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/7/11	Japanese Yen 232,125,000	United States Dollar 3,024,982	Goldman Sachs, Inc.	$55,604
11/9/11	New Taiwan Dollar 161,898,000	United States Dollar 5,582,690	Bank of America	172,438
11/10/11	New Taiwan Dollar 3,940,000	United States Dollar 136,261	Bank of America	4,600
11/10/11	New Taiwan Dollar 4,210,000	United States Dollar 145,624	Barclays Bank PLC	4,940
11/10/11	New Taiwan Dollar 3,940,000	United States Dollar 136,261	Credit Suisse	4,600
11/18/11	Croatian Kuna 9,410,000	Euro 1,252,579	Credit Suisse	(1,229)
11/21/11	New Taiwan Dollar 38,898,000	United States Dollar 1,320,815	Citigroup Global Markets	21,404
11/21/11	New Taiwan Dollar 32,200,000	United States Dollar 1,093,379	Credit Suisse	17,718
11/21/11	New Taiwan Dollar 36,934,000	United States Dollar 1,288,290	Deutsche Bank	54,487
11/21/11	New Taiwan Dollar 38,902,000	United States Dollar 1,320,727	Standard Chartered Bank	21,182
11/22/11	Euro 25,651,916	United States Dollar 35,126,580	HSBC Bank USA	(360,794)
11/22/11	Euro 11,306,814	United States Dollar 15,490,335	Nomura International PLC	(151,737)
11/30/11	New Taiwan Dollar 35,730,000	United States Dollar 1,180,065	Credit Suisse	(13,194)
11/30/11	New Taiwan Dollar 27,295,000	United States Dollar 946,593	Deutsche Bank	35,033
11/30/11	New Taiwan Dollar 35,730,000	United States Dollar 1,179,480	Goldman Sachs, Inc.	(13,779)
11/30/11	New Taiwan Dollar 10,200,000	United States Dollar 342,052	Nomura International PLC	1,407
11/30/11	New Taiwan Dollar 32,139,000	United States Dollar 1,061,814	Nomura International PLC	(11,518)
11/30/11	New Taiwan Dollar 25,000,000	United States Dollar 825,001	Standard Chartered Bank	(9,913)
11/30/11	New Taiwan Dollar 32,141,000	United States Dollar 1,060,934	Standard Chartered Bank	(12,465)
12/1/11	Malaysian Ringgit 796,000	United States Dollar 265,590	Citigroup Global Markets	7,261
12/1/11	Malaysian Ringgit 676,000	United States Dollar 225,604	Deutsche Bank	6,219
12/1/11	Malaysian Ringgit 795,000	United States Dollar 265,265	HSBC Bank USA	7,261
12/5/11	New Taiwan Dollar 13,778,000	United States Dollar 453,000	Barclays Bank PLC	(7,175)
12/5/11	New Taiwan Dollar 15,912,000	United States Dollar 523,077	Standard Chartered Bank	(8,372)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

12/8/11	Euro 1,570,000	United States Dollar 2,184,620	Nomura International PLC	$12,939
12/15/11	South African Rand 774,936	United States Dollar 104,395	Standard Bank	7,362
12/19/11	New Taiwan Dollar 23,880,000	United States Dollar 794,438	Bank of America	(3,662)
12/19/11	New Taiwan Dollar 25,586,000	United States Dollar 850,853	Bank of America	(4,263)
12/19/11	New Taiwan Dollar 22,825,000	United States Dollar 759,188	Barclays Bank PLC	(3,651)
12/19/11	New Taiwan Dollar 26,106,000	United States Dollar 868,781	Barclays Bank PLC	(3,714)
12/19/11	New Taiwan Dollar 23,880,000	United States Dollar 794,570	Standard Chartered Bank	(3,529)
12/19/11	New Taiwan Dollar 26,012,000	United States Dollar 865,019	Standard Chartered Bank	(4,334)
12/28/11	Malaysian Ringgit 27,943,000	United States Dollar 8,702,273	Citigroup Global Markets	(356,471)
1/6/12	Malaysian Ringgit 3,717,000	United States Dollar 1,210,473	Nomura International PLC	5,923
1/6/12	Malaysian Ringgit 3,283,000	United States Dollar 1,069,137	Standard Chartered Bank	5,232
1/17/12	Israeli Shekel 1,856,239	United States Dollar 500,806	JPMorgan Chase Bank	(10,094)
1/23/12	Croatian Kuna 7,734,000	Euro 1,023,828	Barclays Bank PLC	2,089
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	(8,547)
3/9/12	Sri Lanka Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	203
3/16/12	Sri Lanka Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	(331)
3/23/12	Sri Lanka Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	38
3/26/12	Croatian Kuna 3,104,900	Euro 408,303	Deutsche Bank	584
4/25/12	Croatian Kuna 10,310,700	Euro 1,353,465	Deutsche Bank	3,943
4/27/12	Sri Lanka Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	2,346
5/30/12	Croatian Kuna 2,999,000	Euro 391,821	Credit Suisse	305
7/13/12	Sri Lanka Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	6,612

				$(177,814)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/11	Uganda Schilling 1,048,233,500	United States Dollar 399,577	Citigroup Global Markets	$5,930
11/1/11	Uganda Schilling 404,908,100	United States Dollar 154,781	Standard Chartered Bank	1,856
11/2/11	Israeli Shekel 21,127,000	United States Dollar 5,807,511	Bank of America	20,627
11/2/11	New Turkish Lira 2,076,746	United States Dollar 1,181,497	Credit Suisse	(7,397)
11/3/11	Polish Zloty 63,603,354	United States Dollar 19,579,299	HSBC Bank USA	417,668
11/3/11	South African Rand 42,646,000	United States Dollar 5,222,194	Deutsche Bank	151,081
11/3/11	South African Rand 77,964,046	United States Dollar 11,552,540	Nomura International PLC	(1,729,291)
11/3/11	Swedish Krona 28,299,000	Euro 3,096,509	Nomura International PLC	57,206
11/3/11	Swedish Krona 10,942,800	Euro 1,183,568	Standard Chartered Bank	41,223
11/7/11	Hungarian Forint 422,628,574	United States Dollar 1,851,198	HSBC Bank USA	65,106
11/7/11	Polish Zloty 1,667,317	Euro 377,469	Bank of America	1,695
11/7/11	Serbian Dinar 171,873,100	Euro 1,672,080	Citigroup Global Markets	38,796
11/8/11	Indonesian Rupiah 5,128,475,000	United States Dollar 602,287	Bank of America	(23,217)
11/8/11	Indonesian Rupiah 4,619,435,000	United States Dollar 542,251	Barclays Bank PLC	(20,658)
11/8/11	Indonesian Rupiah 4,619,435,000	United States Dollar 542,346	BNP Paribas SA	(20,753)
11/8/11	Indonesian Rupiah 5,132,180,000	United States Dollar 602,722	Citigroup Global Markets	(23,234)
11/8/11	Indonesian Rupiah 5,128,475,000	United States Dollar 602,287	Credit Suisse	(23,217)
11/8/11	Malaysian Ringgit 30,133,000	United States Dollar 9,349,364	Nomura International PLC	463,516
11/9/11	Indian Rupee 125,100,000	United States Dollar 2,703,006	Nomura International PLC	(138,317)
11/9/11	Indonesian Rupiah 23,130,000,000	United States Dollar 2,692,666	Standard Chartered Bank	(81,187)
11/9/11	Romanian Leu 6,740,000	Euro 1,556,402	Standard Bank	(5,819)
11/9/11	Singapore Dollar 4,450,000	United States Dollar 3,684,995	Goldman Sachs, Inc.	(138,620)
11/10/11	New Turkish Lira 1,732,800	United States Dollar 979,594	Bank of America	(1,702)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/14/11	Indian Rupee 22,400,000	United States Dollar 482,057	Goldman Sachs, Inc.	$(23,389)
11/14/11	Malaysian Ringgit 68,545,000	United States Dollar 21,683,222	Credit Suisse	618,569
11/14/11	Malaysian Ringgit 68,638,000	United States Dollar 21,712,641	State Street Bank and Trust Co.	619,408
11/14/11	Mexican Peso 357,090,676	United States Dollar 26,316,072	HSBC Bank USA	451,184
11/14/11	Polish Zloty 114,928,112	United States Dollar 35,973,492	State Street Bank and Trust Co.	115,652
11/14/11	Russian Ruble 175,521,000	United States Dollar 5,527,785	Nomura International PLC	246,597
11/14/11	South Korean Won 1,257,000,000	United States Dollar 1,063,137	Credit Suisse	67,950
11/14/11	South Korean Won 1,257,000,000	United States Dollar 1,063,137	Standard Chartered Bank	67,950
11/14/11	South Korean Won 1,244,000,000	United States Dollar 1,052,186	State Street Bank and Trust Co.	67,203
11/14/11	Yuan Renminbi 15,300,000	United States Dollar 2,403,544	Goldman Sachs, Inc.	4,259
11/15/11	Indonesian Rupiah 6,970,000,000	United States Dollar 809,336	Citigroup Global Markets	(22,738)
11/15/11	Indonesian Rupiah 5,345,513,000	United States Dollar 622,367	Credit Suisse	(19,101)
11/15/11	Indonesian Rupiah 3,155,000,000	United States Dollar 366,818	Deutsche Bank	(10,761)
11/15/11	Indonesian Rupiah 6,004,487,000	United States Dollar 699,253	Nomura International PLC	(21,618)
11/15/11	South Korean Won 820,424,000	United States Dollar 700,738	BNP Paribas SA	37,332
11/15/11	South Korean Won 885,507,000	United States Dollar 757,666	Goldman Sachs, Inc.	38,954
11/15/11	South Korean Won 819,955,000	United States Dollar 700,188	HSBC Bank USA	37,460
11/15/11	South Korean Won 1,002,714,000	United States Dollar 856,398	Standard Chartered Bank	45,664
11/16/11	South African Rand 19,119,861	United States Dollar 2,365,061	Credit Suisse	39,314
11/17/11	New Turkish Lira 21,453,805	United States Dollar 11,604,179	Standard Bank	484,125
11/17/11	Thai Baht 137,290,000	United States Dollar 4,439,450	Goldman Sachs, Inc.	19,465
11/21/11	Chilean Peso 272,965,000	United States Dollar 532,719	State Street Bank and Trust Co.	23,324
11/21/11	Indian Rupee 224,033,000	United States Dollar 4,450,663	Bank of America	128,932

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/21/11	Indian Rupee 37,500,000	United States Dollar 763,398	Standard Chartered Bank	$3,163
11/21/11	Philippine Peso 51,300,000	United States Dollar 1,186,978	BNP Paribas SA	17,601
11/21/11	Polish Zloty 68,199,923	Euro 15,827,137	Standard Chartered Bank	(496,732)
11/21/11	Swedish Krona 47,394,000	Euro 5,173,086	Nomura International PLC	107,828
11/25/11	Indonesian Rupiah 10,629,000,000	United States Dollar 1,236,649	Citigroup Global Markets	(37,996)
11/25/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,339,430	HSBC Bank USA	141,554
11/25/11	Serbian Dinar 248,636,100	Euro 2,475,715	JPMorgan Chase Bank	(36,901)
11/25/11	Thai Baht 331,700,000	United States Dollar 10,691,378	BNP Paribas SA	74,141
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	15,459
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	15,734
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	31,138
11/30/11	Indian Rupee 16,760,000	United States Dollar 335,671	BNP Paribas SA	6,186
11/30/11	Indian Rupee 14,994,000	United States Dollar 300,241	Citigroup Global Markets	5,594
11/30/11	Indian Rupee 17,841,000	United States Dollar 357,250	Goldman Sachs, Inc.	6,656
11/30/11	Indian Rupee 19,605,000	United States Dollar 392,612	Standard Chartered Bank	7,275
11/30/11	Norwegian Krone 14,564,882	Euro 1,891,236	Nomura International PLC	(4,532)
12/1/11	Norwegian Krone 24,901,000	Euro 3,238,962	Credit Suisse	(15,660)
12/1/11	South Korean Won 2,441,000,000	United States Dollar 2,154,362	Credit Suisse	33,424
12/1/11	South Korean Won 2,441,000,000	United States Dollar 2,155,694	Goldman Sachs, Inc.	32,092
12/1/11	South Korean Won 2,025,000,000	United States Dollar 1,788,316	Nomura International PLC	26,623
12/5/11	Polish Zloty 63,603,354	United States Dollar 20,339,405	Citigroup Global Markets	(413,730)
12/5/11	Serbian Dinar 371,831,100	Euro 3,596,045	JPMorgan Chase Bank	80,531
12/7/11	Philippine Peso 73,370,000	United States Dollar 1,739,986	Deutsche Bank	(15,814)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/8/11	Mexican Peso 134,929,439	United States Dollar 10,237,827	Standard Chartered Bank	$(146,088)
12/8/11	Russian Ruble 50,460,000	United States Dollar 1,563,803	HSBC Bank USA	90,007
12/12/11	Singapore Dollar 6,734,000	United States Dollar 5,330,484	Standard Chartered Bank	36,119
12/13/11	Indian Rupee 13,754,000	United States Dollar 278,149	Goldman Sachs, Inc.	1,788
12/13/11	Indian Rupee 18,289,000	United States Dollar 369,824	Nomura International PLC	2,415
12/13/11	Indian Rupee 17,997,000	United States Dollar 364,066	State Street Bank and Trust Co.	2,229
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	(606,202)
12/22/11	Indonesian Rupiah 5,149,764,000	United States Dollar 570,295	Bank of America	8,729
12/22/11	Indonesian Rupiah 5,581,236,000	United States Dollar 618,077	Barclays Bank PLC	9,460
12/22/11	Indonesian Rupiah 1,071,000,000	United States Dollar 119,238	Citigroup Global Markets	1,181
12/22/11	Indonesian Rupiah 7,843,000,000	United States Dollar 849,637	HSBC Bank USA	32,206
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	17,201
1/12/12	Ghanaian Cedi 1,977,700	United States Dollar 1,211,826	Standard Bank	4,502
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(588)
1/20/12	Malaysian Ringgit 56,240,000	United States Dollar 17,950,273	Bank of America	261,376
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	9,806
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	31,144
2/2/12	Brazilian Real 27,040,000	United States Dollar 15,360,145	State Street Bank and Trust Co.	71,684
4/3/12	Brazilian Real 12,442,000	United States Dollar 7,392,751	Deutsche Bank	(362,578)
4/3/12	Brazilian Real 12,441,000	United States Dollar 7,396,552	Nomura International PLC	(366,944)
4/3/12	Brazilian Real 15,401,000	United States Dollar 9,178,188	Standard Chartered Bank	(476,075)
4/25/12	Zambian Kwacha 2,918,500,062	United States Dollar 542,472	Standard Bank	12,029
4/26/12	Uganda Schilling 731,556,000	United States Dollar 239,854	Barclays Bank PLC	20,974

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

4/26/12	Uganda Schilling 431,117,000	United States Dollar 141,118	Citigroup Global Markets	$12,592
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(4,881)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	(356,768)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	13,318
7/25/12	Uganda Schilling 795,760,000	United States Dollar 244,038	Standard Chartered Bank	29,902
10/25/12	Uganda Schilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	17,402
10/29/12	Uganda Schilling 843,108,000	United States Dollar 270,270	Citigroup Global Markets	(1,623)
10/29/12	Uganda Schilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	1,476
10/31/12	Uganda Schilling 622,159,200	United States Dollar 201,216	Standard Bank	(3,293)
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(25,274)

				$(12,113)

Futures Contracts
Sales
					Net Unrealized
					Appreciation
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/11	41 Euro-Bobl	Long	$6,927,688	$6,940,556	$12,868
12/11	19 Euro-Bobl	Short	(3,211,097)	(3,216,355)	(5,258)
12/11	106 Euro-Bund	Long	19,982,848	19,869,683	(113,165)
12/11	29 Euro-Buxl	Long	4,784,099	4,832,130	48,031
12/11	8 Japan 10-Year Bond	Short	(14,605,781)	(14,536,710)	69,071
12/11	19 U.S. 5-Year Treasury Note	Short	(2,324,828)	(2,329,578)	(4,750)
12/11	7 U.S. 10-Year Treasury Note	Short	(901,303)	(903,438)	(2,135)
12/11	74 U.S. 30-Year Treasury Bond	Short	(10,031,521)	(10,288,312)	(256,791)

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Sales
					Net Unrealized
					Appreciation
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/11	3 U.S. Ultra-Long Treasury Bond	Short	$(434,813)	$(457,126)	$(22,313)
1/12	22 Platinum	Long	1,715,435	1,768,360	52,925

					$(221,517)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS	640	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(12,285)
Bank of America	ILS	600	Receives	3-month ILS TELBOR	4.54	1/6/15	(13,591)
Bank of America	MXN	26,000	Pays	Mexican Interbank Deposit Rate	6.46	9/24/20	21,614
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	16,624
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	3,656
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	118,854
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.15	3/5/20	(7,731)
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.16	3/8/20	(7,779)
Barclays Bank PLC	MXN	48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	187,900
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	32,853
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	71,922
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	155,461
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	76,024
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	56,463
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	42,429
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	334,503
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	24,384
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	46,196
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(141,667)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	12,866
Citigroup Global Markets	MXN	50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	291,030
Citigroup Global Markets	MXN	48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	133,709
Citigroup Global Markets	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	51,417
Citigroup Global Markets	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	21,683
Credit Suisse	MXN	42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	113,838
Credit Suisse	MXN	45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	75,528
Credit Suisse	MXN	41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	9,968
Credit Suisse	PLN	10,000	Pays	6-month PLN WIBOR	5.17	6/15/12	16,474
Deutsche Bank	MXN	85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	256,243
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	155,081

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85%	4/23/14	$50,153
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	40,604
Goldman Sachs, Inc.	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	146,310
Goldman Sachs, Inc.	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	175,471
Goldman Sachs, Inc.	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	169,683
HSBC Bank USA	MXN	44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	220,918
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(151,973)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(82,225)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	(37,333)
JPMorgan Chase Bank	BRL	41,183	Pays	Brazilian Interbank Deposit Rate	12.62	1/2/13	653,379
JPMorgan Chase Bank	MXN	50,500	Pays	Mexican Interbank Deposit Rate	5.31	9/19/12	20,445
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(5,171)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	73,542
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	1,761
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	385,430
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	23,292
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	7,012
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	397,844
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(103,744)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	460,868
Morgan Stanley	MXN	118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(31,216)
Morgan Stanley	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	34,090
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	382,797
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	98,522
Standard Chartered Bank	BRL	19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	274,036

							$5,348,162

BRL - Brazilian Real
ILS - Israeli Shekel
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
THB - Thai Baht
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
						Market
		Notional				Annual		Upfront	Net Unrealized
		Amount*	Contract Annual		Termination	Fixed	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$667	5.00	%(1)	6/20/13	7.01%	$(16,866)	$(9,499)	$(26,365)
Argentina	Bank of America	760	5.00	(1)	6/20/13	7.01	(19,210)	(8,202)	(27,412)
Argentina	Bank of America	695	5.00	(1)	6/20/13	7.01	(17,559)	(10,217)	(27,776)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	7.01	(38,419)	(15,931)	(54,350)
Argentina	Bank of America	4,959	5.00	(1)	6/20/13	7.01	(125,342)	(22,787)	(148,129)
Argentina	Credit Suisse	379	5.00	(1)	6/20/13	7.01	(9,579)	(2,912)	(12,491)
Argentina	Credit Suisse	826	5.00	(1)	6/20/13	7.01	(20,878)	(3,796)	(24,674)
Argentina	Credit Suisse	734	5.00	(1)	6/20/13	7.01	(18,552)	(7,943)	(26,495)
Argentina	Credit Suisse	763	5.00	(1)	6/20/13	7.01	(19,285)	(8,257)	(27,542)

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
			Contract			Market
		Notional	Annual			Annual		Upfront	Net Unrealized
Reference		Amount*	Fixed		Termination	Fixed	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Deutsche Bank	$668	5.00	%(1)	6/20/13	7.01%	$(16,884)	$(7,225)	$(24,109)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	7.01	(18,552)	(7,943)	(26,495)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	7.01	(17,562)	(10,217)	(27,779)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	7.01	(37,914)	(15,093)	(53,007)
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.94	(30,868)	—	(30,868)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.94	(12,744)	—	(12,744)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.94	(7,133)	—	(7,133)
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.43	(8,418)	3,672	(4,746)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.43	(12,428)	5,172	(7,256)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.43	(9,060)	4,425	(4,635)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.43	(12,027)	5,825	(6,202)
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.43	(13,470)	14,642	1,172
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.43	(12,668)	6,744	(5,924)
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.43	(12,428)	6,078	(6,350)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.40	(6,913)	9,273	2,360
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.43	(9,781)	4,777	(5,004)
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.43	(13,149)	7,000	(6,149)
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.43	(13,069)	6,700	(6,369)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.40	(20,737)	16,943	(3,794)

							$(571,495)	$(38,771)	$(610,266)

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$2,271	$—	$2,271
Austria	Barclays Bank PLC	200	1.42		3/20/14	(2,951)	—	(2,951)
Brazil	Bank of America	350	1.00	(1)	6/20/20	14,990	(11,085)	3,905
Brazil	Bank of America	825	1.00	(1)	6/20/20	35,329	(32,967)	2,362
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	134,528	(84,467)	50,061
Brazil	Bank of America	883	1.00	(1)	12/20/20	40,961	(30,069)	10,892
Brazil	Bank of America	387	1.00	(1)	12/20/20	17,953	(12,891)	5,062
Brazil	Bank of America	120	1.00	(1)	12/20/20	5,567	(3,824)	1,743
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(4,145)	—	(4,145)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	35,719	(26,832)	8,887
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	8,813	(6,125)	2,688
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	74,221	(34,776)	39,445
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	8,812	(6,832)	1,980
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	7,422	(5,158)	2,264
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	37,110	(21,717)	15,393
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	6,957	(4,835)	2,122
China	Barclays Bank PLC	1,648	1.00	(1)	12/20/16	21,085	(35,868)	(14,783)
China	Credit Suisse	1,000	1.00	(1)	12/20/16	12,794	(21,530)	(8,736)
China	Deutsche Bank	703	1.00	(1)	12/20/16	8,995	(15,301)	(6,306)
China	Deutsche Bank	1,393	1.00	(1)	12/20/16	17,823	(26,725)	(8,902)
Colombia	Bank of America	950	1.00	(1)	9/20/21	50,089	(42,182)	7,907
Colombia	Goldman Sachs, Inc.	740	1.00	(1)	9/20/21	39,017	(32,281)	6,736

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Colombia	HSBC Bank USA	$2,100	1.00	%(1)	9/20/21	$110,723	$(89,556)	$21,167
Colombia	Morgan Stanley	1,100	1.00	(1)	9/20/21	57,998	(48,843)	9,155
Egypt	Bank of America	550	1.00	(1)	9/20/15	55,852	(20,473)	35,379
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	11,753	(3,704)	8,049
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	70,742	(36,186)	34,556
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	22,087	(9,576)	12,511
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	22,087	(10,059)	12,028
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	118,084	(60,407)	57,677
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	40,812	(19,558)	21,254
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	23,505	(7,327)	16,178
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	14,104	(5,932)	8,172
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	9,401	(4,447)	4,954
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	9,401	(4,593)	4,808
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	12,694	(5,970)	6,724
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	152,367	(58,475)	93,892
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	101,215	(47,097)	54,118
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	22,086	(9,634)	12,452
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	11,043	(4,810)	6,233
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	9,402	(4,507)	4,895
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	155,340	(31,259)	124,081
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	39,065	(31,260)	7,805
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	15,478	(9,660)	5,818
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	1,322	—	1,322
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,478	(9,806)	5,672
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	11,607	(7,099)	4,508
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	7,738	(4,830)	2,908
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	25,452	(14,330)	11,122
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,484	(4,805)	3,679
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	106,721	(70,500)	36,221
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	89,646	(62,075)	27,571
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	37,354	(24,621)	12,733
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,485	(4,436)	4,049
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	121,662	(83,457)	38,205
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	92,314	(63,586)	28,728
Philippines	Bank of America	700	1.00	(1)	12/20/15	10,770	(12,561)	(1,791)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,314)	—	(2,314)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	980	(2,793)	(1,813)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(4,563)	—	(4,563)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	1,036	(3,205)	(2,169)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	7,570	(12,080)	(4,510)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	980	(2,793)	(1,813)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	93,591	(75,013)	18,578
South Africa	Bank of America	300	1.00	(1)	12/20/19	16,750	(11,323)	5,427
South Africa	Bank of America	775	1.00	(1)	12/20/20	50,212	(27,279)	22,933
South Africa	Bank of America	525	1.00	(1)	12/20/20	34,015	(20,270)	13,745
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	16,751	(13,089)	3,662
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,812	(3,351)	2,461
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,594	(27,878)	20,716
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,607	(19,814)	16,793
South Africa	Citigroup Global Markets	150	1.00	(1)	12/20/19	8,374	(7,440)	934

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Citigroup Global Markets		$100	1.00	%(1)	3/20/20	$5,813	$(5,230)	$583
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	5,813	(3,675)	2,138
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	5,813	(4,471)	1,342
South Africa	Credit Suisse		775	1.00	(1)	12/20/20	50,213	(29,004)	21,209
South Africa	Credit Suisse		790	1.00	(1)	12/20/20	51,186	(31,070)	20,116
South Africa	Credit Suisse		840	1.00	(1)	12/20/20	54,425	(40,603)	13,822
South Africa	Deutsche Bank		500	1.00	(1)	9/20/20	31,311	(25,270)	6,041
South Africa	Deutsche Bank		610	1.00	(1)	12/20/20	39,522	(22,294)	17,228
South Africa	Goldman Sachs, Inc.		815	1.00	(1)	12/20/20	52,805	(30,388)	22,417
South Africa	Goldman Sachs, Inc.		820	1.00	(1)	12/20/20	53,130	(31,071)	22,059
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	5,582	(5,172)	410
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	5,583	(6,208)	(625)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	5,812	(3,610)	2,202
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	5,812	(3,739)	2,073
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	5,812	(5,167)	645
Spain	Barclays Bank PLC		167	1.00	(1)	9/20/20	25,117	(14,484)	10,633
Spain	Barclays Bank PLC		700	1.00	(1)	12/20/20	106,981	(65,108)	41,873
Spain	Barclays Bank PLC		690	1.00	(1)	12/20/20	105,453	(65,386)	40,067
Spain	Barclays Bank PLC		300	1.00	(1)	12/20/20	45,850	(28,006)	17,844
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	43,598	(6,896)	36,702
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	43,597	(14,201)	29,396
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	43,598	(6,512)	37,086
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	43,597	(14,201)	29,396
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	81,338	(33,648)	47,690
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	498,985	(265,338)	233,647
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	102,395	(63,490)	38,905
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	29,026	(17,095)	11,931
Thailand	Barclays Bank PLC		400	0.97		9/20/19	21,823	—	21,823
Thailand	Citigroup Global Markets		400	0.86		12/20/14	3,802	—	3,802
Thailand	Citigroup Global Markets		200	0.95		9/20/19	11,191	—	11,191
Thailand	Goldman Sachs, Inc.		1,500	1.00	(1)	3/20/16	26,198	(10,969)	15,229
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	1,837	—	1,837
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	5,849	(6,591)	(742)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	5,849	(6,437)	(588)
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	27,248	(487)	26,761
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	36,527	(27,556)	8,971
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	36,528	(29,167)	7,361
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	12,158	(5,284)	6,874
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	7,061	(2,377)	4,684
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	14,067	(10,975)	3,092
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	2,035	(69)	1,966
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	10,897	(7,133)	3,764
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs, Inc.	EUR	920	1.00	(1)	12/20/16	73,374	(107,677)	(34,303)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	1,590	5.00	(1)	12/20/16	(93,988)	(9,204)	(103,192)

							$4,260,650	$(2,632,495)	$1,628,155

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $25,065,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Deutsche Bank	COP 5,200,000	$2,728	6-month USD-LIBOR-BBA	3.32%	12/17/13	$(8,772)

$(8,772)

COP - Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	—	$—
Options written	14,300,000	98,189
Options expired	(14,300,000)	(98,189)

Outstanding, end of year	—	$—

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $9,307,000. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,649,893 at October 31, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $16,686,678, with the highest amount from any one counterparty being $2,911,289. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $6,666,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$215,529	$65,496	$—	$1,680
Net unrealized depreciation*	—	—	—	129,970	52,925
Receivable for open forward foreign currency exchange contracts	—	—	6,545,897	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	4,368,611	—	—	5,942,877	—

Total Asset Derivatives	$4,368,611	$215,529	$6,611,393	$6,072,847	$54,605

Net unrealized depreciation*	$—	$—	$—	$(404,412)	$—
Payable for open forward commodity contracts	—	—	—	—	(705,490)
Payable for open forward foreign currency exchange contracts	—	—	(6,735,824)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(679,456)	—	—	(603,487)	—

Total Liability Derivatives	$(679,456)	$—	$(6,735,824)	$(1,007,899)	$(705,490)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity Price	Exchange	Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(375,799)	$—	$—	$—
Written options	—	98,189	—	—	—
Futures contracts	—	—	—	(38,513)	(821,766)
Swap contracts	39,284	—	—	981,483	—
Forward commodity contracts	—	—	—	—	(1,081,966)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(11,549,615)	—	—

Total	$39,284	$(277,610)	$(11,549,615)	$942,970	$(1,903,732)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(92,245)	$111,663	$—	$(40,020)
Futures contracts	—	—	—	(273,829)	52,925
Swap contracts	1,288,318	—	—	4,407,567	—
Forward commodity contracts	—	—	—	—	(705,490)
Foreign currency and forward foreign currency exchange contracts	—	—	365,241	—	—

Total	$1,288,318	$(92,245)	$476,904	$4,133,738	$(692,585)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $34,435,000, $4,819,000, $539,138,000 and $669,920,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $13,339,000, 52,888,000 contracts and 6 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Emerging Markets Local Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$575,312,090	$—	$575,312,090
Mortgage Pass-Throughs	—	12,944,580	—	12,944,580
U.S. Government Agency Obligations	—	7,937,154	—	7,937,154
Precious Metals	11,819,397	—	—	11,819,397
Currency Options Purchased	—	65,496	—	65,496
Put Options Purchased	1,680	215,529	—	217,209
Short-Term Investments —
Foreign Government Securities	—	76,612,069	—	76,612,069
U.S. Treasury Obligations	—	25,004,098	—	25,004,098
Repurchase Agreements	—	27,687,410	—	27,687,410
Other Securities	—	53,430,441	—	53,430,441

Total Investments	$11,821,077	$779,208,867	$—	$791,029,944

Forward Foreign Currency Exchange Contracts	$—	$6,545,897	$—	$6,545,897
Swap Contracts	—	10,311,488	—	10,311,488
Futures Contracts	182,895	—	—	182,895

Total	$12,003,972	$796,066,252	$—	$808,070,224

Liability Description

Securities Sold Short	$—	$(25,867,990)	$—	$(25,867,990)
Forward Commodity Contracts	—	(705,490)	—	(705,490)
Forward Foreign Currency Exchange Contracts	—	(6,735,824)	—	(6,735,824)
Swap Contracts	—	(1,282,943)	—	(1,282,943)
Futures Contracts	(404,412)	—	—	(404,412)

Total	$(404,412)	$(34,592,247)	$—	$(34,996,659)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Emerging Markets Local Income Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Emerging Markets Local Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2011, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the four years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio and subsidiary as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2011

Eaton Vance
Emerging Markets Local Income Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Emerging Markets Local Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Mark S. Venezia 1949	President of the Portfolio	Since 2007	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Emerging Markets Local Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Emerging Markets Local Income Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-12/11	EMISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$50,650	$56,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,060	$22,720
All Other Fees(3)	$900	$900

Total	$67,610	$79,680

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$16,960	$23,620
Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	December 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 21, 2011

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	December 21, 2011